CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
CASH AND CASH EQUIVALENTS	NOTE 10 – CASH AND CASH EQUIVALENTS

	As of December 31,
	2019	2018

Cash and bank balances	62,426	63,574
Time deposits	295	14,032
TOTAL	62,721	77,606